THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.5%

	Shares	Value

AUSTRALIA — 9.8%
Australia & New Zealand Banking Group	155,000	$1,996,400
CSL	20,000	3,874,040
Newcrest Mining	130,000	3,279,810

		9,150,250

FRANCE — 9.5%
AXA	126,400	2,520,616
BNP Paribas	32,000	1,290,905
Capgemini	23,600	3,055,802
Faurecia	37,000	1,439,013
TechnipFMC	64,000	499,637

		8,805,973

GERMANY — 3.8%
Allianz	12,000	2,500,550
Merck KGaA	8,000	1,022,148

		3,522,698

HONG KONG — 3.1%
New World Development	600,000	2,926,376

ISRAEL — 2.0%
Teva Pharmaceutical Industries ADR *	164,000	1,892,560

ITALY — 2.8%
Intesa Sanpaolo	990,000	1,998,567
Tenaris	100,000	583,206

		2,581,773

JAPAN — 25.1%
Astellas Pharma	230,000	3,589,331
Daiwa House Industry	77,400	1,707,148
Denso	73,960	2,705,734
KDDI	115,000	3,544,737
Komatsu	77,400	1,512,422
Kubota	193,500	2,751,606
Kuraray	129,000	1,259,132
Mitsubishi UFJ Financial Group	516,000	1,918,956
Sankyu	64,500	2,223,612
Seven & I Holdings	73,100	2,216,576

		23,429,254

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SINGAPORE — 3.1%
DBS Group Holdings (A)	200,000	$2,885,114

SPAIN — 8.3%
Banco Santander	440,000	941,010
Industria de Diseno Textil	95,000	2,529,828
Red Electrica	220,000	4,297,658

		7,768,496

SWEDEN — 4.1%
Nordea Bank Abp*	130,000	1,006,673
Volvo, Cl B	165,000	2,847,512

		3,854,185

SWITZERLAND — 10.7%
ABB	66,000	1,651,995
Alcon	40,000	2,418,380
LafargeHolcim	25,000	1,181,983
Novartis	23,000	1,908,112
Zurich Insurance Group	7,500	2,771,793

		9,932,263

TAIWAN — 6.3%
Hon Hai Precision Industry	600,000	1,605,762
Taiwan Semiconductor Manufacturing ADR	54,000	4,260,060

		5,865,822

UNITED KINGDOM — 8.9%
Diageo	97,000	3,566,045
Glencore	500,000	1,146,082
National Express Group	475,000	944,514
Royal Dutch Shell, Cl B	45,000	638,352
Standard Chartered	250,000	1,265,914
WPP	100,000	745,505

		8,306,412

TOTAL COMMON STOCK (Cost $68,151,308)		90,921,176

TOTAL INVESTMENTS — 97.5% (Cost $68,151,308)		$90,921,176

Percentages are based on Net Assets of $93,210,015.

*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO JULY 31, 2020 (Unaudited)

(A)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of July 31, 2020, was $2,885,114 and represents 3.1% of the Net Assets of the Portfolio.

ADR — American Depositary Receipt

Cl — Class

The following is a list of inputs used as of July 31, 2020 in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$9,150,250	$—	$—	$9,150,250
France	8,805,973	—	—	8,805,973
Germany	3,522,698	—	—	3,522,698
Hong Kong	2,926,376	—	—	2,926,376
Israel	1,892,560	—	—	1,892,560
Italy	2,581,773	—	—	2,581,773
Japan	23,429,254	—	—	23,429,254
Singapore	—	2,885,114	—	2,885,114
Spain	7,768,496	—	—	7,768,496
Sweden	3,854,185	—	—	3,854,185
Switzerland	9,932,263	—	—	9,932,263
Taiwan	5,865,822	—	—	5,865,822
United Kingdom	8,306,412	—	—	8,306,412

Total Common Stock	88,036,062	2,885,114	—	90,921,176

Total Investments in Securities	$88,036,062	$2,885,114	$—	$90,921,176

† Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade. As of July 31, 2020, securities with a total value $2,885,114 were classified as Level 2 due to the application of the fair value provided by Market.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For Information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financials statements.

CSM-QH-001-3400

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